Divestiture	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Divestiture [Abstract]
Divestiture
(8)	Divestiture
Discontinued operations
As previously described in Note 1 – Organization, on August 18, 2023, the Company entered into a
Non-Binding
Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets, inclusive of intellectual property and customer contracts, to Maxeon. In October 2023, the Company completed the sale of its solar panel business to Maxeon. The Company determined that this divestiture represented a strategic shift in the Company’s business and qualified as a discontinued operation. Accordingly, the results of operations and cash flows relating to Solaria have been reflected as discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the thirteen and thirty-nine weeks ended October 1, 2023 and the unaudited condensed consolidated statements of cash flows for the thirty-nine weeks ended October 1, 2023.

Components of amounts reflected in the unaudited condensed consolidated statements of operations and comprehensive income (loss) related to discontinued operations are presented in the table, as follows (in thousands):

	Thirteen Weeks Ended October 1, 2023	Thirty-Nine Weeks Ended October 1, 2023
Revenues	$3,774	$29,048
Cost of revenues	4,102	30,609

Gross loss	(328)	(1,561)
Operating expenses:
Sales and marketing	2,425	6,855
General and administrative	5,681	12,572

Total operating expenses	8,106	19,427

Loss from discontinued operations	(8,434)	(20,988)
Other income (expense), net	31	32

Loss from discontinued operations before income taxes	(8,403)	(20,956)
Income tax benefit (provision)	(1)	3
Impairment loss from discontinued operations	(147,505)	(147,505)

Net loss from discontinued operations	$(155,909)	$(168,458)

Held for sale
As previously described in Note 1 – Organization, certain assets of the Solaria, Inc. have been reflected as assets held for sale in the periods preceding the divestiture.
The following is a summary of the major categories of assets and liabilities held for sale (in thousands):

	As of
	October 1, 2023	December 31, 2022
Intangible assets, net	$12,299	$42,610
Goodwill	—	119,422

Long-term assets held for sale	$12,299	$162,032

(5)	Divestiture
Discontinued
operations
As previously described in Note 1 – Organization, on August 18, 2023, the Company entered into a Non-Binding Letter of Intent to sell certain of Complete Solaria’s North American solar panel assets, inclusive of intellectual property and customer contracts, to Maxeon. In October 2023, the Company completed the sale of its solar panel business to Maxeon. The assets sold to Maxeon were the assets that allowed for the Solaria business to operate as a product manufacturer of solar panels. As such, the Company determined that the sale of these assets in effect represented a disposition of the Solaria business and constituted a strategic shift in the Company’s operations, therefore qualifying as a discontinued operation. Accordingly, the results of operations and cash flows relating to Solaria have been reflected as discontinued operations in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2022 and the consolidated statements of cash flows for the year ended December 31, 2022.
Components of amounts reflected in the consolidated statements of operations and comprehensive income (loss) related to discontinued operations are presented in the table, as follows (in thousands):

December 31, 2022
Revenues	$13,325
Cost of revenues	12,847

Gross profit	478
Operating expenses:
Sales and marketing	1,315
General and administrative	617

Total operating expenses	1,932

Net loss from discontinued operations	$(1,454)

Held for sale
As previously described in Note 1 – Organization, certain assets of the Solaria, Inc. have been reflected as assets held for sale in the periods preceding the divestiture.
The following is a summary of the major categories of assets and liabilities held for sale (in thousands):

December 31, 2022
Intangible assets, net	$42,610
Goodwill	119,422

Long-term assets held for sale	$162,032

In October 2023, in conjunction with the divestiture, the Company recorded impairment expense of $119.4 million and $28.1 million associated with the goodwill and intangible assets, respectively, assigned to Solaria and a loss on disposal of $1.8 million.
Cash flows from discontinued operations included depreciation and amortization of $0.5 million and stock-based compensation expense of $0.5 million for year ended December 31, 2022.